Segment Information - Schedule of Revenue by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	$ 271,653	$ 159,935	$ 88,177
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	155,935	97,006	60,501
Rest of world
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	$ 115,718	$ 62,929	$ 27,676